Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

September 15, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Canary Litecoin ETF

Ladies and Gentlemen:

On behalf of Canary Litecoin ETF (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s amended registration statement on Form S-1 (the “Registration Statement”), which includes the exhibits to the Registration Statement listed in “Item 16. Exhibits and Financial Statement Schedules” (collectively, the “Exhibits”). The Registration Statement and the Exhibits relate to shares of beneficial interest of Canary Litecoin ETF, a Delaware statutory trust intending to operate as an exchange-traded fund.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or James M. Audette at (312) 845-3421.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP